Earnings per Share ("EPS") (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share
Basic EPS - Net (loss) income	$ 79.5	$ 184.5	$ 224.0	$ 341.0
Basic EPS - (in shares)	192,300,000	191,900,000	192,200,000	191,900,000
Basic earnings per share (in dollars per share)	$ 0.41	$ 0.96	$ 1.17	$ 1.78
Effect of dilutive securities - (in shares)	200,000	300,000	200,000	300,000
Effect of dilutive securities - (in dollars per share)			(0.01)	(0.01)
Diluted EPS - Net (loss) income	$ 79.5	$ 184.5	$ 224.0	$ 341.0
Diluted EPS - (in shares)	192,500,000	192,200,000	192,400,000	192,200,000
Diluted EPS (in dollars per share)	$ 0.41	$ 0.96	$ 1.16	$ 1.77
Share options
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	6,560	59,636	1,282	47,767